Securities - Available for Sale Securities and Held to Maturity Securities (Detail) - USD ($) $ in Thousands	Mar. 31, 2017	Mar. 31, 2016
Investment Holdings [Line Items]
Available for sale, Amortized Cost	$ 4,472	$ 9,460
Available for sale, Gross Unrealized Gains		131
Available for sale, Gross Unrealized Losses	37
Available for sale, Fair Value	4,435	9,591
Held to maturity, Amortized Cost	310,913	347,871
Held to maturity, Gross Unrealized Gains	3,407	8,788
Held to maturity, Gross Unrealized Losses	2,811	339
Held to maturity, Fair Value	311,509	356,320
Mortgage-Backed Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	252,076	267,558
Held to maturity, Gross Unrealized Gains	3,036	7,909
Held to maturity, Gross Unrealized Losses	2,396	310
Held to maturity, Fair Value	252,716	275,157
Mortgage-Backed Securities [Member] | Federal National Mortgage Association [Member]
Investment Holdings [Line Items]
Available for sale, Amortized Cost	4,472	9,460
Available for sale, Gross Unrealized Gains		131
Available for sale, Gross Unrealized Losses	37
Available for sale, Fair Value	4,435	9,591
Held to maturity, Amortized Cost	181,843	200,672
Held to maturity, Gross Unrealized Gains	1,968	5,661
Held to maturity, Gross Unrealized Losses	1,417	235
Held to maturity, Fair Value	182,394	206,098
Mortgage-Backed Securities [Member] | Federal Home Loan Mortgage Corporation [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	53,400	53,004
Held to maturity, Gross Unrealized Gains	580	1,494
Held to maturity, Gross Unrealized Losses	812	45
Held to maturity, Fair Value	53,168	54,453
Mortgage-Backed Securities [Member] | Government National Mortgage Association [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	16,833	13,882
Held to maturity, Gross Unrealized Gains	488	754
Held to maturity, Gross Unrealized Losses	167	30
Held to maturity, Fair Value	17,154	14,606
Debt Securities [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	58,837	80,313
Held to maturity, Gross Unrealized Gains	371	879
Held to maturity, Gross Unrealized Losses	415	29
Held to maturity, Fair Value	58,793	81,163
Debt Securities [Member] | Government-Sponsored Enterprises [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	29,973	29,941
Held to maturity, Gross Unrealized Gains	20	75
Held to maturity, Gross Unrealized Losses	211	21
Held to maturity, Fair Value	29,782	29,995
Debt Securities [Member] | Corporate Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	20,025	45,037
Held to maturity, Gross Unrealized Gains	327	685
Held to maturity, Gross Unrealized Losses	110	7
Held to maturity, Fair Value	20,242	45,715
Debt Securities [Member] | Municipal Bonds [Member]
Investment Holdings [Line Items]
Held to maturity, Amortized Cost	8,839	5,335
Held to maturity, Gross Unrealized Gains	24	119
Held to maturity, Gross Unrealized Losses	94	1
Held to maturity, Fair Value	$ 8,769	$ 5,453